Prospectus [Line Items]
Risk/Return [Heading]	ETFS Zacks Earnings Small-Cap U.S. Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETFS Zacks Earnings Small-Cap U.S. Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Small-Cap U.S. Index (the “Index”).
Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	ETFS Zacks Earnings Small-Cap U.S. Index Fund
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.38%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to which payments of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Fund, and the Board of Trustees (the "Board") has not currently approved the commencement of any payment under the Plan.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
ETFS Zacks Earnings Small-Cap U.S. Index Fund | USD ($)	140	437	755	1,657

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 110%.

Portfolio Turnover, Rate	110.00%
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

The Index is comprised of approximately 180 U.S. listed common stocks selected based on a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”).

Zacks Earnings Small Cap

The Index Provider arranges U.S. listed stocks in order of market capitalization and selects the component stocks from a universe of the stocks ranking at position 1001 to 3000 provided that they have:

(i)	A price of at least $3 per share; and
(ii)	An average daily price volume of at least $10 million (based either on most recent month or on median monthly price volume over the past 13 months).

The universe of stocks is divided into 16 sectors (according to the Zacks Expanded Classification System) and, based on the number of stocks within a sector in the whole universe, a target number of stocks for each sector to be included in the Index (the “Sector Target Number”) is determined (which is generally the total number of stocks in that sector of the universe divided by 10 and plus 1).

The Zacks Rank Factor (as described below) and Zacks Quality Factor (as described below) are utilized and applied as follows. First, the Zacks Rank Factor is applied. If, following the application of the Zacks Rank Factor to a particular sector, there would be less stocks than the Sector Target Number in the Index, then those stocks with the highest Zacks Quality Factor rating are selected from the universe until the Sector Target Number is reached (provided that they were not also given the lowest two Zacks Rank factor ratings).

Within the overall Index, all 16 sectors and all stocks within a sector are given an equal weighting unless there is a sector in which no eligible stocks are identified. In this case, the Index is equally weighted between the remaining sectors. In addition, no single constituent can have a weight of more than 10% and the sum of the stocks that have an individual weight in excess of 5% cannot exceed 45% of the final Index. The Index will be reconstituted and rebalanced quarterly.

The Zacks Rank Factor assigns stocks in the universe a rating based on earnings estimate revision information and only stocks with the highest rating within a particular sector of the universe are selected. Various profitability measures (including earnings) of many individual public companies are covered by financial analysts who work for brokerage houses – these analysts are often called sell-side analysts - and Zacks tries to extract stock price movement and related information by paying close attention to how those estimates are revised by the sell-side analysts over time. It is this information that forms the basis of the Zacks Rank Factor. If there are more stocks within a particular sector of the universe than the Sector Target Number, select the constituents with the highest Zacks Rank Factor. Up to 5 stocks in excess of the Sector Target Number can be selected for the Index.

The Zacks Quality Factor assigns a rating to stocks within the universe based on earnings quality information. A company’s earnings is composed of cash earnings and accrued earnings. Whereas the cash component is subject to little manipulation by the company’s management team, some subjectivity is allowed for the accrued portion according to U.S. Generally Accepted Accounting Principles (“GAAP”). The Zacks Quality Factor is an adaptation of the concept that, in general, companies with lower accruals are less likely to manipulate their earnings and tend to perform better over time.

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Risk [Heading]	Summary of Principal Risks
Risk Narrative [Text Block]

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or its ability to meet its objective.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

•	Small-Cap Risk: The Fund may invest in the securities of small capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of small capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Portfolio Turnover Risk: High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.